RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

We are obligated to pay Goldland $83,333 per month as rent under a lease of Goldland's interest in War Eagle Mountain dated October 11, 2007, plus a monthly non-accountable expense reimbursement of $10,000 during any month in which minerals are mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of minerals mined from the properties. In the first quarter of 2014, we amended the above-described lease with GoldLand.  The amendment provided that the annual lease payments would be deferred for a two year period commencing January 1, 2014, and the term of the Lease would be extended for an equal amount of time. The lease, as most recently amended, expires on October 1, 2028, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000.

As of June 30, 2014 and December 31, 2013, we owed Goldland $154,419 and Goldland owed us $397,512 respectively.  The amounts are non-interest bearing, unsecured demand loans.

Pierre Quilliam, our chairman and chief executive officer, has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Quilliam at June 30, 2014 and December 31, 2013 was $80,161 and $0, respectively.  The loans represent amounts paid by Mr. Quilliam on our behalf for expenses relating to various mill operating costs.  In addition, we owe Bisell Investments of Florida, Inc. $380,236.  Mr. Quilliam is President of Bisell Investments of Florida, Inc.